Share-Based Compensation - Additional Information (Detail) - Stock Option Awards [member] $ / shares in Units, pure in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021 USD ($)	Apr. 30, 2020 USD ($)	Apr. 30, 2021 USD ($) $ / shares	Apr. 30, 2020 USD ($) $ / shares
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation Expense | $	$ 5.9	$ 3.1	$ 15.9	$ 7.0
Granted	0.0	0.0	2.2	2.1
Weighted average fair value of options granted | $ / shares			$ 8.90	$ 5.55